DEPOSITS BY CUSTOMERS - Summary of Deposits (Details) - COP ($) $ in Millions		Dec. 31, 2025		Dec. 31, 2024
DEPOSITS BY CUSTOMERS
Saving accounts		$ 133,128,722		$ 124,636,994
Time deposits		91,673,167		109,760,722
Checking accounts		32,125,941		38,033,696
Other deposits		7,486,126		6,627,989
Total deposits by customers		264,413,956	[1]	279,059,401
Liabilities related to investments in subsidiaries held for sale		34,416,684	[1]	0
Banistmo S.A.
DEPOSITS BY CUSTOMERS
Liabilities related to investments in subsidiaries held for sale	[1]	27,293,518
Nequi
DEPOSITS BY CUSTOMERS
Total deposits by customers		$ 7,017,948		$ 4,449,420

[1]	The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.